Flow-Through Share Premium Liability	12 Months Ended
Dec. 31, 2025
Flow-Through Share Premium Liability
Flow-Through Share Premium Liability
9.	Flow-Through Share Premium Liability

The following is a continuity schedule of the liability related to flow-through share issuances:

In $000s
Balance, December 31, 2023	$3,137
Creation of flow-through share premium liability on issuance of flow-through shares	20,000
Settlement of flow-through share premium liability pursuant to qualified expenditures	(17,429)
Balance, December 31, 2024	$5,708
Creation of flow-through share premium liability on issuance of flow-through shares	7,203
Settlement of flow-through share premium liability pursuant to qualified expenditures	(12,911)
Balance, December 31, 2025	$—

The Company issued flow-through common shares during the year ended December 31, 2025 and 2024 that required the Company to incur qualifying Canadian Development Expenses as defined in the Canadian Income Tax Act by December 31, 2025. As of December 31, 2025, the Company fully satisfied this commitment, resulting in flow-through share premium recovery of $12,911,000.